HSBC Holdings' subsidiaries, joint ventures and associates - Joint Ventures (Details)	12 Months Ended
Dec. 31, 2021
Global Payments Technology Mexico S.A. De C.V.
Disclosure of joint ventures [line items]
Group interest percent	50.00%
HCM Holdings Limited (In Liquidation)
Disclosure of joint ventures [line items]
Group interest percent	50.99%
House Network Sdn Bhd (In Liquidation)
Disclosure of joint ventures [line items]
Group interest percent	25.00%
HSBC Pollination Climate Asset Management Limited
Disclosure of joint ventures [line items]
Group interest percent	40.00%
ProServe Bermuda Limited
Disclosure of joint ventures [line items]
Group interest percent	50.00%
Vaultex UK Limited
Disclosure of joint ventures [line items]
Group interest percent	50.00%